TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2020
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

As at December 31,	2021	2020
Trade payables	$173.1	$154.2
Other payables(i)	101.6	86.2
	$274.7	$240.4
(i)Other payables include dividends, salaries, bonuses, pension, and interest payable, among other accruals.